INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES.
Schedule of Inventories

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	3,761,045	5,499,573
Work-in-progress	2,623,044	3,237,480
Finished goods	6,868,263	8,713,231
Total	13,252,352	17,450,284